Offerings	Jan. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,587,970
Maximum Aggregate Offering Price	$ 65,879,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,097.99
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended, based on cost per share of $10.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	13,067,998
Maximum Aggregate Offering Price	$ 130,679,980.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,046.91
Offering Note	The fees previously paid, were paid in connection with a registration statement on Form N-2, filed on November 7, 2025.